Share based compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share based compensation
Expected Dividends Paid Per Common Share	0.00%	0.00%	0.00%
Expected Life In Years	5 years	5 years	5 years
Weighted Average Expected Volatility In The Price Of Common Shares	108.00%	138.00%	65.00%
Weighted Average Risk Free Interest Rate	0.38%	1.12%	1.68%
Weighted Average Fair Market Value Per Share At Grant Date	$ 0.56	$ 0.54	$ 0.52
Intrinsic (or "in-the-money") Value Per Share Of Options Exercised	$ 0	$ 0	$ 0